Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Tax credits available for carryforward	$ 3,459	$ 5,833
Deferred Tax Asset Operating Loss Carryforwards And Other Carryforwards	1,174,488	1,222,717
Postretirement and pension benefits	104,663	131,508
Allowance for loan losses	605,105	426,180
Deferred Tax Assets Depreciation	5,527	7,108
Other temporary differences	27,341	26,063
Total gross deferred tax assets	1,943,478	1,846,267
Deferred tax liabilities:
Differences between the assigned values and the tax bases of assets and liabilities recognized in purchase business combinations	32,293	31,846
Difference in outside basis between financial and tax reporting on sale of a business	20,721	11,120
FDIC-assisted transaction	142,000	96,940
Unrealized net gain on trading and available-for-sale securities	73,991	52,186
Deferred loan origination costs	4,277	6,911
Other temporary differences	6,187	1,392
Total gross deferred tax liabilities	279,469	200,395
Valuation allowance	1,259,358	1,268,589
Net deferred tax asset	404,651	377,283
Loans
Deferred tax assets:
Deferred income	6,788	8,322
Gains (Losses) on Sales of Assets
Deferred tax assets:
Deferred income	11,763	13,056
Intercompany [Member]
Deferred tax assets:
Deferred income	$ 4,344	$ 5,480